Note 8 - Income Tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
After tax effect of expense not deductible in determining profit (loss)	$ 61	$ 66	$ 65
Charge related to withholding taxes for intra group international operations	$ 10	$ 34	$ 26